CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares		Jun. 30, 2026	Jun. 30, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.01	$ 0.01
Ordinary shares, shares authorized (in Shares)	[1]	25,000,000	25,000,000
Ordinary shares, shares issued (in Shares)	[1]	802,929	112,500
Ordinary shares, shares outstanding (in Shares)	[1]	752,929	112,500
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.01	$ 0.01
Ordinary shares, shares authorized (in Shares)	[1]	12,500,000	12,500,000
Ordinary shares, shares issued (in Shares)	[1]	5,800	5,800
Ordinary shares, shares outstanding (in Shares)	[1]	5,800	5,800

[1]	Retroactively restated for effect of 1-for-25 reverse stock splits on March 16, 2026 and 1-for-4 reverse stock splits on October 30, 2026.